Financial assets measured at fair value through OCI (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt instruments
Total financial assets measured at fair value through other comprehensive income	$ 2,239	$ 8,844
UBS AG
Debt instruments
Total financial assets measured at fair value through other comprehensive income	$ 2,239	$ 8,844